Summary of Significant Accounting Policies (Details)		6 Months Ended
	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues from contracts with customers percentage		3.60%	1.10%
Tax benefit percentage		50.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minor equity interest		3.00%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Minor equity interest		5.00%
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers	27.00%	26.00%
Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payable to customers	19.00%	22.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue		47.00%	31.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue		25.00%	23.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue		10.00%	10.00%
Broker One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage		71.00%
Broker Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage		22.00%
Broker One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage			74.00%
Broker Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage			25.00%